SHARE-BASED PAYMENT (Tables)	6 Months Ended
Jun. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of share option granted to employees and directors information

			Weighted	Weighted
		Weighted	average	average
		average	grant date	remaining	Aggregated
	Number of	exercise	fair value per	contractual	intrinsic
	options	price	share	year	value
		US$	US$	(Years)	US$

Outstanding, January 1, 2021	7,259,020	0.99	1.09	0.51	907
Granted	—	—	—	—	—
Forfeited	(3,708,680)	2.70	1.15	—	—
Exercised	(3,508,990)	0.71	1.00	—	524
Outstanding, December 31, 2021	41,350	0.40	0.97	1.81	9
Granted	—	—	—	—	—
Forfeited	—	—	—	—	—
Exercised	—	—	—	—	—
Outstanding, June 30, 2022 (unaudited)	41,350	0.40	0.97	1.31	—
Vested and expected to vest at June 30, 2022 (unaudited)	41,350	0.40	0.97	1.31	—
Exercisable at June 30, 2022 (unaudited)	41,350	0.40	0.97	1.31	—

Schedule of share-based compensation expenses relating to options and restricted shares granted to employees and directors

	For the six months ended June 30, 2021
	Employees	Directors	Total
	US$	US$	US$

Sales and marketing	16	—	16
General and administrative	30	8	38
Service development	8	—	8

	54	8	62

	For the six months ended June 30, 2022
	Employees	Directors	Total
	US$	US$	US$

Cost of revenue	1,372	—	1,372
General and administrative	919	2,046	2,965
Service development	137	—	137

	2,428	2,046	4,474

Summary of warrants activity and related information

			Weighted
			Average
	Class A	Weighted Average	Remaining	Aggregate
	Ordinary Shares	Exercise Price	Contractual Life	Intrinsic Value
		US$	(Years)	US$
Outstanding, January 1, 2021	—	—	—	—
Granted	100,000,000	0.68	2.03	—
Forfeited	—	—	—	—
Exercised	—	—	—	—
Outstanding, December 31, 2021	100,000,000	0.68	2.03	—
Granted	320,000,000	0.11	3.73	—
Forfeited	—	—	—	—
Exercised	—	—	—	—
Outstanding, June 30, 2022 (unaudited)	420,000,000	0.24	3.21	—
Vested and expected to vest at June 30, 2022 (unaudited)	420,000,000	0.24	3.21	—
Exercisable at June 30, 2022 (unaudited)	420,000,000	0.24	3.21	—

Restricted shares granted to employees and directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of share-based compensation, restricted stock units award activity

Restricted shares granted to employees and directors

		Weighted	Weighted
		average	average
		grant date	remaining	Aggregated
	Number of	fair value per	contractual	intrinsic
	options	share	year	value
		US$	(Years)	US$

Outstanding, January 1, 2021	30,884,300	0.62	8.98	27,796
Granted	25,777,390	0.42	9.55	15,827
Forfeited	—	—	—	—
Exercised	(34,632,130)	0.60	—	21,264
Outstanding, December 31, 2021	22,029,560	0.42	9.55	13,526
Granted	—	—	—	—
Forfeited	—	—
Exercised	(15,752,320)	0.42	—	977
Outstanding, June 30, 2022 (unaudited)	6,277,240	0.42	9.05	389
Vested and expected to vest at June 30, 2022 (unaudited)	6,277,240	0.42	9.05	389
Exercisable at June 30, 2022 (unaudited)	6,277,240	0.42	9.05	389